Share-based Compensation - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 01, 2025	Jun. 30, 2025	Jun. 30, 2024	Jan. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares)				54,777,338
Automatic annual increase of the number of ordinary shares available for issuance , Percentage	5.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	27,731,110
Share-Based Payment Arrangement, Expense		$ 1,037	$ 1,131
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		$ 5,959
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		1 year 11 months 15 days